Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss			$ (208,230)	$ (387,482)
Bird Rides [Member]
Cash flows from operating activities
Net loss	$ (156,754)	$ (164,094)	(208,230)	(387,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of and mark-to-market adjustments of derivative liabilities	53,622	0
Depreciation and amortization	37,085	25,116	32,495	116,953
Non cash vehicle expenses	4,087	7,337	11,998	18,082
Share-based compensation	4,296	4,754	6,174	30,738
Loss on extinguishment of debt	2,304	0	0	1,514
Loss on disposal of property and equipment	156	93	3,407	0
Debt discount accretion	1,321	1,882	2,635	1,296
Bad debt expense	1,430	951
Other	77	(28)	(300)	(614)
Changes in assets and liabilities, net of impact of business acquisitions and disposals:
Accounts receivable	886	(436)	(199)	(2,418)
Inventory	(8,613)	(432)	(901)	(4,361)
Prepaid expenses and other current assets	(9,395)	13,465	7,095	(6,580)
Other assets	(12)	(49)	(162)	145
Accounts payable	(2,331)	(6,564)	(15,096)	(15,514)
Deferred revenue	2,793	5,647	6,203	30,341
Accrued expenses and other current liabilities	5,153	4,966	6,454	2,994
Other liabilities	(2,458)	(991)	(1,724)	5,529
Net cash used in operating activities	(66,353)	(108,383)	(150,151)	(209,377)
Cash flows from investing activities
Purchases of property and equipment	(60)	(500)	(500)	(7,179)
Purchases of vehicles	(115,410)	(15,730)	(11,862)	(101,381)
Net cash acquired in acquisitions	0	68,664	68,664	(171)
Net cash (used in) provided by investing activities	(115,470)	52,434	56,302	(108,731)
Cash flows from financing activities
Proceeds from issuance of debt, net of issuance costs	17,552	0	0	69,787
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	51,711	51,711	271,943
Proceeds from issuance of common stock	462	696	933	1,219
Payment for settlement of warrants	(600)	(2,002)	(2,002)	(3,000)
Payment for settlement of debt	(40,610)	(18,752)	(18,776)	(21,337)
Net cash provided by financing activities	184,618	31,653	31,866	318,612
Effect of exchange rate changes on cash	6,273	(814)	(3,590)	(1,049)
Net increase (decrease) in cash, cash equivalents, and restricted cash	9,068	(25,110)	(65,573)	(545)
Beginning of period	53,767	119,340	119,340	119,885
End of period	62,835	94,230	53,767	119,340
Non-cash activities:
Fair Value of net assets acquired in noncash acquisition	0	190,000	190,000
Conversion of convertible debt to Series D-1 redeemable convertible preferred stock in connection with Scoot acquisition				8,271
Supplemental disclosures of cash flow information
Interest paid			4,278	3,271
Income taxes paid			214	916
Cash and Cash Equivalents [Member] | Bird Rides [Member]
Cash flows from financing activities
Beginning of period	43,158	109,160	109,160
End of period	38,667	86,754	43,158	109,160
Restricted Cash [Member] | Bird Rides [Member]
Cash flows from financing activities
Beginning of period	10,609	10,180	10,180
End of period	24,168	7,476	$ 10,609	$ 10,180
Redeemable Convertible Senior Preferred Stock [Member] | Bird Rides [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible senior preferred stock and derivatives, net of issuance costs	$ 207,814	$ 0